1.  Name and address of issuer

	Morgan Stanley Focus Growth Fund

2. The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	x

3a.  Investment Company Act File Number:

	811-02978

3b.  Securities Act File Number:

	2-66269

4a.  Last day of fiscal year for which
this Form is filed:

	December 31, 2010

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):	180,939,957

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal
year:	362,119,701

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
7,556,643,609

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
(7,918,763,310)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	0.00

	(vi)  Redemption credits available
for use in future years - if item 5(i) is
less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	(7,737,823,353)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
  .0001161

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
was determined by deducting an amount
of securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the amount
of securities (number of shares or
shares or other units) deducted here:	.
 If there is a number of shares or other
units that were registered pursuant to rule
24e-2 remaining unsold at the end of the
fiscal year for which this form is filed
that are available for use by the issuer
in future fiscal years, then state that
number here:	.

7.  Interest due -- if this Form is being
filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	0.00

8.  Total of the amount of registration
fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below
by the following persons on behalf of the
issuer and in the capacities and on the dates
indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "March 31, 2011"
*Please print the name and title of the signing
officer below the